UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22121

Registrant Name:	PIMCO Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Opportunity Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 163.0%
BANK LOAN OBLIGATIONS 4.3%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$7,507	$7,494
Essar Steel Algoma, Inc.
7.500% - 8.750% due 08/09/2019		437	349
Getty Images, Inc.
4.750% due 10/18/2019		1,183	775
iHeartCommunications, Inc.
6.944% due 01/30/2019		4,600	3,830
OGX
TBD% - 13.000% due 04/10/2049		271	316
Sequa Corp.
5.250% due 06/19/2017		3,134	2,666

Total Bank Loan Obligations (Cost $16,777)			15,430

CORPORATE BONDS & NOTES 50.7%
BANKING & FINANCE 22.9%
AGFC Capital Trust
6.000% due 01/15/2067 (h)		2,300	1,759
Banco Continental SAECA
8.875% due 10/15/2017 (h)		3,900	3,993
Banco do Brasil S.A.
6.250% due 04/15/2024 (e)		240	115
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)(h)	EUR	2,100	2,522
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$400	449
14.000% due 06/15/2019 (e)(h)	GBP	2,170	4,231
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	200	237
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$12,925	11,817
Cantor Fitzgerald LP
7.875% due 10/15/2019 (h)		3,400	3,742
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (h)		1,300	1,118
Credit Suisse AG
6.500% due 08/08/2023 (h)		200	216
ERB Hellas PLC
4.250% due 06/26/2018	EUR	550	234
Exeter Finance Corp.
9.750% due 05/20/2019		$2,800	2,807
Jefferies Finance LLC
7.500% due 04/15/2021 (h)		2,285	2,145
Jefferies LoanCore LLC
6.875% due 06/01/2020 (h)		1,552	1,490
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (f)		5,071	4,583
LBG Capital PLC
7.588% due 05/12/2020 (h)	GBP	1,500	2,394
7.869% due 08/25/2020		300	483
15.000% due 12/21/2019	EUR	250	412
15.000% due 12/21/2019 (h)	GBP	3,343	7,105
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	1,034
Navient Corp.
5.500% due 01/15/2019		$1,000	932
5.625% due 08/01/2033		170	111
Novo Banco S.A.
4.000% due 01/21/2019	EUR	3,100	3,221
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021 (h)		$2,376	2,418
Pinnacol Assurance
8.625% due 06/25/2034 (f)		2,900	3,058
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	500	548
5.717% due 06/16/2021 (h)		$1,700	1,709
6.125% due 02/07/2022 (h)		7,900	8,051
6.125% due 02/07/2022		600	611
TIG FinCo PLC
8.500% due 03/02/2020	GBP	431	681
8.750% due 04/02/2020 (h)		2,336	3,260
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$14,632	3,036
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		1,600	1,473
6.902% due 07/09/2020 (h)		1,000	1,009

			83,004

INDUSTRIALS 19.0%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)(h)		500	497
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(h)		3,601	2,570
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(h)		10,192	8,408
9.000% due 02/15/2020 ^		583	481
California Resources Corp.
6.000% due 11/15/2024 (h)		2,512	1,517
Chesapeake Energy Corp.
3.539% due 04/15/2019		60	43
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022		853	931
8.048% due 05/01/2022		675	762
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		200	6
9.250% due 06/30/2020 ^		1,800	54
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (h)		1,000	863
CVS Pass-Through Trust
7.507% due 01/10/2032 (h)		2,618	3,247
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		621	709
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (h)		1,500	1,365
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	31
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (h)		$1,580	1,023
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		958	67
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	758
iHeartCommunications, Inc.
9.000% due 03/01/2021 (h)		$3,790	3,174
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		6,181	5,594
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (h)		1,876	1,379
Numericable SFR S.A.S.
4.875% due 05/15/2019 (h)		2,755	2,672
5.625% due 05/15/2024	EUR	1,100	1,222
Numericable-SFR S.A.S.
6.000% due 05/15/2022 (h)		$500	483
OGX Austria GmbH
8.375% due 04/01/2022 ^		3,300	0
8.500% due 06/01/2018 ^		3,700	0
Perstorp Holding AB
8.750% due 05/15/2017		4,600	4,738
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		130	42
Rockies Express Pipeline LLC
6.875% due 04/15/2040		213	198
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	100	98
7.487% due 03/25/2031	GBP	100	134
Sequa Corp.
7.000% due 12/15/2017 (h)		$2,700	1,404
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (h)		7,650	7,832
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	2,175	3,512
Tembec Industries, Inc.
9.000% due 12/15/2019 (h)		$1,800	1,359
Times Square Hotel Trust
8.528% due 08/01/2026 (h)		4,938	6,100
UAL Pass-Through Trust
9.750% due 07/15/2018 (h)		1,183	1,288
10.400% due 05/01/2018 (h)		752	807
UCP, Inc.
8.500% due 10/21/2017		2,800	2,814
Unique Pub Finance Co. PLC
7.395% due 03/28/2024	GBP	500	778

			68,960

UTILITIES 8.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$500	549
Frontier Communications Corp.
8.875% due 09/15/2020		280	275
10.500% due 09/15/2022		450	439
11.000% due 09/15/2025		450	436
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		200	173
6.000% due 11/27/2023 (h)		1,350	1,252
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021 (h)		181	178
5.999% due 01/23/2021		200	197
6.510% due 03/07/2022 (h)		3,400	3,374
6.605% due 02/13/2018	EUR	100	117
7.288% due 08/16/2037 (h)		$1,454	1,397
8.625% due 04/28/2034 (h)		1,081	1,180
9.250% due 04/23/2019		100	111
Genesis Energy LP
5.625% due 06/15/2024 (h)		1,100	951
Illinois Power Generating Co.
6.300% due 04/01/2020 (h)		4,295	3,629
7.950% due 06/01/2032 (h)		4,033	3,489
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 (h)		4,100	1,486
Petrobras Global Finance BV
2.694% due 03/17/2017		100	86
5.750% due 01/20/2020 (h)		570	429
6.250% due 03/17/2024		20	15
6.250% due 12/14/2026 (h)	GBP	600	581
6.625% due 01/16/2034		200	190
7.875% due 03/15/2019 (h)		$9,700	8,000
Sierra Hamilton LLC
12.250% due 12/15/2018		200	132
Sprint Corp.
7.125% due 06/15/2024 (h)		4,082	3,152
7.875% due 09/15/2023 (h)		165	134

			31,952

Total Corporate Bonds & Notes (Cost $206,111)			183,916

CONVERTIBLE BONDS & NOTES 1.4%
BANKING & FINANCE 1.4%
SL Green Operating Partnership LP
3.000% due 10/15/2017		3,800	5,227

Total Convertible Bonds & Notes (Cost $3,791)			5,227

MUNICIPAL BONDS & NOTES 0.8%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		120	123
7.750% due 01/01/2042		210	210

			333

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		180	180

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		2,740	2,396

Total Municipal Bonds & Notes (Cost $3,134)			2,909

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
4.000% due 11/01/2033 - 10/01/2040		77	83
Freddie Mac
0.872% due 10/25/2020 (a)(h)		28,802	906

Total U.S. Government Agencies (Cost $970)			989

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (l)		1,800	1,798

Total U.S. Treasury Obligations (Cost $1,800)			1,798

MORTGAGE-BACKED SECURITIES 44.2%
Adjustable Rate Mortgage Trust
2.785% due 01/25/2036		238	207
Auburn Securities PLC
0.905% due 10/01/2041	GBP	259	376
Banc of America Alternative Loan Trust
16.513% due 09/25/2035 ^		$2,277	2,852
Banc of America Funding Trust
2.393% due 12/20/2036		210	212
2.614% due 12/20/2034		1,367	1,234
2.651% due 03/20/2036 ^		1,552	1,341
3.000% due 10/20/2046 ^		834	632
Banc of America Mortgage Trust
2.497% due 10/20/2046 ^		183	111
2.797% due 09/25/2034		244	240
5.750% due 08/25/2034 (h)		471	500
BCAP LLC Trust
3.459% due 03/26/2036		32	32
Bear Stearns Adjustable Rate Mortgage Trust
2.575% due 09/25/2034		136	127
2.742% due 03/25/2035		584	548
2.771% due 08/25/2047 ^		545	445
2.812% due 10/25/2036 ^		1,446	1,218
2.897% due 09/25/2034		163	160
4.777% due 06/25/2047 ^		429	385
Bear Stearns ALT-A Trust
0.514% due 06/25/2046 ^(h)		4,876	3,597
0.894% due 01/25/2035 (h)		1,063	1,042
2.494% due 08/25/2036 ^		4,150	3,525
2.515% due 11/25/2035		83	66
2.838% due 08/25/2036 ^(h)		702	530
2.867% due 05/25/2035		715	628
2.911% due 04/25/2035		466	364
3.431% due 05/25/2036 ^		1,189	906
3.610% due 09/25/2034		739	732
3.948% due 07/25/2035 ^		420	348
4.139% due 11/25/2036 ^		761	582
Bear Stearns Commercial Mortgage Securities Trust
6.000% due 11/11/2035 ^		314	315
Bluestone Securities PLC
0.807% due 06/09/2043	GBP	429	606
BRAD Resecuritization Trust
2.178% due 03/12/2021		$3,500	263
6.550% due 03/12/2021		654	651
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^		2,264	1,965
Celtic Residential Irish Mortgage Securitisation PLC
0.137% due 11/13/2047	EUR	593	618
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		$1,175	978
6.000% due 03/25/2037 ^		1,203	1,079
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 02/25/2029		391	397
Citigroup Mortgage Loan Trust, Inc.
2.751% due 03/25/2037 ^(h)		2,051	1,628
5.500% due 11/25/2035 ^		948	849
Commercial Mortgage Trust
6.188% due 07/10/2046 (h)		2,170	2,386
Countrywide Alternative Loan Trust
0.411% due 12/20/2046		1,279	957
0.444% due 06/25/2037 ^		1,315	960
0.526% due 11/20/2035 (h)		10,498	8,540
0.544% due 05/25/2036 ^(h)		2,493	1,485
0.544% due 06/25/2036 ^(h)		2,180	1,495
5.500% due 10/25/2035 ^		486	457
5.500% due 12/25/2035 ^(h)		2,473	2,166
5.750% due 05/25/2036 ^		442	388
6.000% due 11/25/2035 ^		458	235
6.000% due 04/25/2036 ^(h)		475	426
6.000% due 04/25/2037 ^		829	613
6.000% due 05/25/2037 ^(h)		4,100	3,444
6.250% due 08/25/2037 ^		487	418
6.500% due 09/25/2032 ^		554	544
6.500% due 07/25/2035 ^		806	653
6.500% due 06/25/2036 ^(h)		686	561

Countrywide Home Loan Mortgage Pass-Through Trust
0.514% due 03/25/2035		981	867
2.504% due 08/20/2035 ^		150	141
2.530% due 11/25/2035 ^(h)		3,656	3,129
2.590% due 06/20/2035		436	391
2.683% due 03/25/2037 ^		1,529	1,251
2.766% due 08/25/2034 ^		97	86
2.865% due 09/25/2047 ^		1,195	1,062
5.500% due 08/25/2035 ^		140	127
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^		574	343
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 05/25/2032 (h)		1,905	2,053
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.794% due 07/25/2036 ^		769	322
5.896% due 04/25/2036		633	475
6.500% due 05/25/2036 ^		521	340
Deutsche ALT-A Securities, Inc.
0.344% due 02/25/2047		844	605
Deutsche ALT-B Securities, Inc.
6.250% due 07/25/2036 ^		154	119
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033 (h)		256	266
Downey Savings & Loan Association Mortgage Loan Trust
0.396% due 04/19/2047 ^		591	200
EMF-NL BV
0.981% due 07/17/2041	EUR	800	799
2.231% due 10/17/2041		1,000	1,116
First Horizon Alternative Mortgage Securities Trust
2.219% due 05/25/2036 ^		$2,704	2,194
2.249% due 11/25/2036 ^		2,009	1,586
2.260% due 08/25/2035 ^		284	77
2.314% due 02/25/2036		271	218
6.250% due 11/25/2036 ^		166	133
First Horizon Mortgage Pass-Through Trust
2.452% due 07/25/2037 ^		201	168
2.564% due 01/25/2037 ^(h)		1,535	1,369
5.500% due 08/25/2035		244	249
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		48,598	167
GMAC Mortgage Corp. Loan Trust
3.045% due 06/25/2034		256	249
3.165% due 07/19/2035		117	112
3.277% due 06/25/2034		208	204
GreenPoint Mortgage Funding Trust
0.374% due 01/25/2037		1,568	1,266
GS Mortgage Securities Trust
1.613% due 08/10/2043 (a)		8,412	484
6.224% due 08/10/2043 (h)		2,100	2,277
GSR Mortgage Loan Trust
0.644% due 07/25/2037 ^		595	420
2.742% due 01/25/2036 ^(h)		2,069	1,934
2.842% due 12/25/2034		43	42
6.000% due 09/25/2034		180	181
HarborView Mortgage Loan Trust
0.406% due 02/19/2046 (h)		2,450	2,127
0.426% due 11/19/2036 (h)		4,633	3,431
0.776% due 06/19/2034		368	345
0.856% due 01/19/2035 (h)		370	324
2.651% due 08/19/2036 ^		351	262
4.358% due 06/19/2036 ^		1,535	1,065
HomeBanc Mortgage Trust
0.444% due 03/25/2035		517	463
IM Pastor Fondo de Titulizacion de Activos
0.103% due 03/22/2044	EUR	842	787
Impac CMB Trust
0.714% due 11/25/2035 ^		$456	384
IndyMac Mortgage Loan Trust
0.424% due 04/25/2035		266	233
0.994% due 08/25/2034		281	253
1.054% due 09/25/2034		591	544
2.288% due 06/25/2037 ^		466	372
2.669% due 12/25/2036 ^		2,037	1,804
2.764% due 05/25/2037 ^		1,702	1,306
4.515% due 11/25/2036 ^		1,545	1,392
4.560% due 05/25/2037 ^		58	8
JPMorgan Alternative Loan Trust
2.628% due 05/25/2036 ^		648	532
5.500% due 11/25/2036 ^		7	5
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051 (h)		4,000	4,238
JPMorgan Mortgage Trust
2.573% due 07/25/2035		176	174
2.583% due 06/25/2037 ^		444	406
2.647% due 05/25/2036 ^		1,152	1,031
2.678% due 10/25/2036 ^		82	75
6.000% due 08/25/2037 ^		910	841

KGS Alpha SBA Trust
1.048% due 04/25/2038 (a)		2,180	92
Landmark Mortgage Securities PLC
0.184% due 06/17/2038	EUR	338	355
0.808% due 06/17/2038	GBP	887	1,248
Lehman Mortgage Trust
6.000% due 05/25/2037 ^(h)		$2,318	2,267
6.013% due 04/25/2036		529	477
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046		1,241	930
0.939% due 01/25/2047 ^(h)		556	393
3.077% due 10/25/2034		1,051	927
Morgan Stanley Mortgage Loan Trust
2.502% due 07/25/2035 (h)		2,694	2,334
2.619% due 01/25/2035 ^		376	178
5.750% due 12/25/2035 ^		728	687
6.000% due 08/25/2037 ^		417	389
Prime Mortgage Trust
0.544% due 06/25/2036 ^		4,634	2,585
7.000% due 07/25/2034		243	245
RBSSP Resecuritization Trust
6.000% due 07/26/2037		9,409	7,007
Regal Trust
2.180% due 09/29/2031		23	21
Residential Accredit Loans, Inc. Trust
0.404% due 06/25/2037		2,696	2,067
5.500% due 04/25/2037		176	144
6.000% due 08/25/2035 ^		808	749
6.000% due 01/25/2037 ^		823	695
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		631	458
Residential Funding Mortgage Securities, Inc. Trust
4.099% due 07/27/2037 ^		464	406
6.000% due 06/25/2037 ^		741	656
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048 (h)		2,000	2,054
Sequoia Mortgage Trust
2.765% due 01/20/2038 ^		518	440
Structured Adjustable Rate Mortgage Loan Trust
2.501% due 08/25/2034		35	35
4.416% due 11/25/2036 ^		914	844
4.872% due 01/25/2036 ^		1,643	1,276
Structured Asset Mortgage Investments Trust
0.404% due 08/25/2036 (h)		3,144	2,473
0.424% due 05/25/2045		222	196
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.422% due 01/25/2034		615	599
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		435	328
WaMu Commercial Mortgage Securities Trust
5.882% due 03/23/2045 (h)		5,000	5,080
WaMu Mortgage Pass-Through Certificates Trust
1.935% due 11/25/2036 ^		476	407
2.088% due 03/25/2037 ^		782	651
2.155% due 03/25/2033		123	123
2.159% due 07/25/2046 (h)		2,704	2,447
2.184% due 06/25/2037 ^(h)		2,290	2,018
2.294% due 02/25/2037 ^		1,298	1,164
2.380% due 07/25/2037 ^		1,835	1,652
2.387% due 02/25/2037 ^		1,632	1,450
2.439% due 07/25/2037 ^(h)		4,138	3,366
Washington Mutual Mortgage Pass-Through Certificates Trust
1.049% due 10/25/2046 ^		739	548
1.600% due 06/25/2033		67	66
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^		466	406
2.705% due 04/25/2036 ^		48	47
2.706% due 09/25/2036 ^		43	41
2.724% due 10/25/2036 ^		45	42
5.500% due 01/25/2036 ^		18	5

Total Mortgage-Backed Securities (Cost $134,972)			160,509

ASSET-BACKED SECURITIES 46.8%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		217	127
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.919% due 05/25/2034		154	115
3.044% due 08/25/2032		1,413	1,337
Asset-Backed Funding Certificates Trust
0.344% due 10/25/2036 (h)		8,852	7,677
0.754% due 10/25/2033		167	149
0.854% due 03/25/2035 (h)		4,431	3,544

Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 (h)	1,616	1,938
Bear Stearns Asset-Backed Securities Trust
0.639% due 09/25/2034	252	233
0.639% due 09/25/2034 (h)	737	683
2.927% due 07/25/2036	738	512
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	3,598	1,995
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031	1,091	1,211
7.960% due 05/01/2031	1,817	1,386
7.970% due 05/01/2032	276	175
8.060% due 09/01/2029	3,133	2,044
9.163% due 03/01/2033	3,070	2,753
Conseco Financial Corp.
6.220% due 03/01/2030	157	167
6.330% due 11/01/2029	102	105
6.530% due 02/01/2031	1,495	1,510
7.050% due 01/15/2027	280	285
7.140% due 03/15/2028	398	418
7.240% due 06/15/2028	196	202
Countrywide Asset-Backed Certificates
0.334% due 05/25/2047 (h)	12,416	9,736
0.444% due 01/25/2037 (h)	15,575	12,145
0.534% due 12/25/2036 ^	875	615
0.754% due 08/25/2032	411	353
1.169% due 02/25/2034	339	320
1.469% due 02/25/2035 (h)	3,750	3,404
Countrywide Asset-Backed Certificates Trust
0.344% due 03/25/2047 (h)	10,929	9,835
0.974% due 11/25/2034 (h)	528	513
4.693% due 10/25/2035	65	67
Credit Suisse First Boston Mortgage Securities Corp.
1.244% due 02/25/2031	2,997	2,782
Credit-Based Asset Servicing and Securitization LLC
1.514% due 12/25/2035 (h)	1,377	1,086
First Franklin Mortgage Loan Trust
0.644% due 11/25/2036 (h)	10,000	8,526
0.794% due 07/25/2035 (h)	8,092	5,984
Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,000	1,059
GSAA Home Equity Trust
5.772% due 11/25/2036 ^	2,720	1,640
Home Equity Asset Trust
2.594% due 10/25/2033	38	35
Home Equity Loan Trust
0.424% due 04/25/2037	6,015	3,840
0.534% due 04/25/2037	8,700	5,496
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.434% due 04/25/2037	18,505	11,572
0.514% due 04/25/2037 (h)	6,394	4,829
JPMorgan Mortgage Acquisition Trust
0.274% due 08/25/2036	10	5
0.384% due 03/25/2047	1,849	1,315
Lehman ABS Mortgage Loan Trust
0.284% due 06/25/2037	7,142	4,681
0.394% due 06/25/2037	5,559	3,699
Long Beach Mortgage Loan Trust
0.354% due 10/25/2036	1,148	522
2.669% due 03/25/2032	388	354
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035	172	174
Morgan Stanley Dean Witter Capital, Inc. Trust
1.619% due 02/25/2033 (h)	552	499
Morgan Stanley Home Equity Loan Trust
1.244% due 12/25/2034 (h)	4,445	3,817
NovaStar Mortgage Funding Trust
0.364% due 11/25/2036	1,644	780
Oakwood Mortgage Investors, Inc.
0.437% due 06/15/2032	25	23
Option One Mortgage Loan Trust
5.662% due 01/25/2037 ^	27	27
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032	2,841	2,974
Ownit Mortgage Loan Trust
3.374% due 12/25/2036	2,776	1,816
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.069% due 10/25/2034	1,161	555
Residential Asset Mortgage Products Trust
1.324% due 08/25/2033	943	841
1.919% due 09/25/2034	3,239	2,182
4.020% due 04/25/2033	5	4
5.220% due 07/25/2034 ^	158	151
5.842% due 11/25/2033 (h)	1,269	1,360
Residential Asset Securities Corp. Trust
0.634% due 10/25/2035	3,526	2,688
4.470% due 03/25/2032	7	7

Saxon Asset Securities Trust
1.169% due 12/26/2034		701	544
Securitized Asset-Backed Receivables LLC Trust
0.424% due 02/25/2037 ^		442	244
0.869% due 01/25/2035		60	57
South Coast Funding Ltd.
0.544% due 01/06/2041		47,879	14,484
Specialty Underwriting & Residential Finance Trust
0.344% due 06/25/2037 (h)		7,202	5,033
Structured Asset Investment Loan Trust
0.414% due 01/25/2036 (h)		7,229	5,583
Structured Asset Securities Corp. Mortgage Loan Trust
0.494% due 06/25/2035		593	526
Talon Funding Ltd.
0.822% due 06/05/2035		2,077	1,407
UCFC Home Equity Loan Trust
7.750% due 04/15/2030		741	743
Vanderbilt Acquisition Loan Trust
7.330% due 05/07/2032 (h)		385	416

Total Asset-Backed Securities (Cost $154,603)			169,914

SOVEREIGN ISSUES 0.7%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	175	169
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	62	13
10.000% due 01/01/2023		62	12
10.000% due 01/01/2025		1,100	203
Costa Rica Government International Bond
7.000% due 04/04/2044 (h)		$700	623
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	46,000	324
4.500% due 07/03/2017		40,000	282
4.750% due 04/17/2019	EUR	200	196
Russia Government International Bond
5.625% due 04/04/2042 (h)		$400	376
5.875% due 09/16/2043 (h)		200	193

Total Sovereign Issues (Cost $2,954)			2,391

		SHARES
COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Tribune Media Co. ‘A’		5,969	212
Tribune Publishing Co.		1,492	12

			224

FINANCIALS 0.1%
TIG FinCo PLC (f)		330,393	335

Total Common Stocks (Cost $830)			559

WARRANTS 0.0%
INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049		4,165	2

Total Warrants (Cost $40)			2

CONVERTIBLE PREFERRED SECURITIES 4.7%
BANKING & FINANCE 4.7%
Wells Fargo & Co.
7.500% (e)		14,500	16,932

Total Convertible Preferred Securities (Cost $9,203)			16,932

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (e)		10,000	1,053
Navient Corp. CPI Linked Security
2.124% due 03/15/2017		32,400	741
2.174% due 01/16/2018		8,500	190

Total Preferred Securities (Cost $1,460)			1,984

SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS (g) 2.9%		10,614

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.6%
Freddie Mac
0.233% due 01/12/2016	$2,200	2,199

U.S. TREASURY BILLS 4.4%
0.115% due 11/12/2015 - 02/18/2016 (c)(j)(l)	15,867	15,867

Total Short-Term Instruments (Cost $28,673)		28,680

Total Investments in Securities (Cost $565,318)		591,240

Total Investments 163.0% (Cost $565,318)		$591,240
Financial Derivative Instruments (i)(k) (3.6%) (Cost or Premiums, net $(6,709))		(13,194)
Other Assets and Liabilities, net (59.4%)		(215,290)

Net Assets 100.0%		$362,756

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	$4,988	$4,583	1.27%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	3,058	0.84
TIG FinCo PLC	04/02/2015	490	335	0.09

		$8,378	$7,976	2.20%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.280%	09/30/2015	10/01/2015	$10,400	U.S. Treasury Notes 2.125% due 12/31/2021	$(10,632)	$10,400	$10,400
SSB	0.000	09/30/2015	10/01/2015	214	U.S. Treasury Notes 4.875% due 08/15/2016	(219)	214	214

Total Repurchase Agreements						$(10,851)	$10,614	$10,614

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(0.375%)	05/22/2015	05/21/2017		$(1,769)	$(1,767)
	(0.375)	07/13/2015	07/10/2017		(221)	(221)
	0.250	05/06/2015	05/05/2017		(6,809)	(6,816)
	0.850	08/28/2015	11/27/2015		(2,387)	(2,389)
	0.900	08/07/2015	11/09/2015		(979)	(980)
	0.900	08/27/2015	11/30/2015		(833)	(834)
	0.950	07/06/2015	10/06/2015		(407)	(408)
	1.011	08/07/2015	11/09/2015		(704)	(705)
	1.533	08/19/2015	11/19/2015		(1,918)	(1,922)
	1.634	07/02/2015	10/02/2015		(3,140)	(3,153)
	1.683	08/18/2015	11/18/2015		(313)	(314)
	2.124	05/15/2015	11/14/2016		(7,745)	(7,766)
	2.128	08/28/2015	02/29/2016		(3,682)	(3,689)
	2.176	09/25/2015	09/26/2016		(8,957)	(8,960)
BOS	2.198	07/06/2015	01/06/2016		(1,872)	(1,882)
BPG	1.870	08/17/2015	02/17/2016		(1,326)	(1,329)
BPS	1.000	09/14/2015	10/14/2015	GBP	(1,409)	(2,133)
BRC	0.750	08/17/2015	11/17/2015		$(782)	(783)
	0.900	08/03/2015	11/03/2015		(552)	(553)
	0.950	07/06/2015	10/06/2015		(469)	(470)
	0.950	07/14/2015	10/14/2015		(811)	(813)
	0.950	08/18/2015	11/18/2015		(1,734)	(1,736)
DEU	0.950	07/21/2015	10/21/2015		(2,413)	(2,418)
	0.950	08/04/2015	11/04/2015		(970)	(972)
	0.950	08/11/2015	11/12/2015		(2,572)	(2,575)
	0.950	08/26/2015	11/19/2015		(443)	(443)
	0.950	08/27/2015	11/30/2015		(251)	(251)
	0.950	08/28/2015	11/30/2015		(1,784)	(1,786)
	0.950	09/11/2015	12/11/2015		(3,676)	(3,678)
	1.000	09/04/2015	12/04/2015		(592)	(592)
JML	0.950	09/04/2015	10/06/2015		(5,103)	(5,107)
	1.050	09/11/2015	10/23/2015		(3,661)	(3,663)
JPS	1.439	09/04/2015	03/04/2016		(1,807)	(1,809)
	1.914	05/12/2015	11/12/2015		(7,559)	(7,616)
MSC	0.600	07/08/2015	10/08/2015		(3,903)	(3,909)
	1.150	08/07/2015	11/09/2015		(1,321)	(1,323)
	1.250	09/21/2015	12/21/2015		(3,608)	(3,609)
RDR	0.650	08/28/2015	11/30/2015		(2,190)	(2,191)
	0.650	09/09/2015	12/09/2015		(1,531)	(1,532)
	1.410	04/24/2015	10/26/2015		(2,893)	(2,911)
RTA	0.860	04/28/2015	10/28/2015		(1,372)	(1,377)
	0.904	07/14/2015	01/14/2016		(458)	(459)
	0.904	08/10/2015	01/14/2016		(2,517)	(2,520)
	1.359	04/27/2015	10/28/2015		(4,897)	(4,926)
	1.626	04/29/2015	05/02/2016		(7,316)	(7,367)
	1.628	04/15/2015	04/15/2016		(6,593)	(6,643)
	1.631	04/27/2015	04/25/2016		(2,406)	(2,423)
	1.640	03/20/2015	03/21/2016		(4,570)	(4,611)
SAL	1.034	07/02/2015	10/02/2015		(4,979)	(4,992)
	1.090	09/16/2015	12/16/2015		(945)	(945)
	1.172	06/08/2015	12/08/2015		(438)	(440)
SOG	0.680	08/17/2015	10/19/2015		(3,431)	(3,434)
	0.700	07/20/2015	10/20/2015		(1,323)	(1,325)
	0.750	07/20/2015	10/20/2015		(2,085)	(2,088)
	0.750	08/12/2015	11/12/2015		(938)	(939)
	0.780	07/20/2015	10/20/2015		(964)	(966)
	0.780	07/28/2015	10/28/2015		(1,697)	(1,699)
	0.780	08/12/2015	11/12/2015		(844)	(845)
	0.820	08/24/2015	11/24/2015		(1,289)	(1,290)
	0.850	08/21/2015	11/23/2015		(1,349)	(1,350)
	0.860	08/27/2015	11/30/2015		(1,513)	(1,514)
	0.860	09/03/2015	11/30/2015		(1,085)	(1,086)
UBS	0.650	09/24/2015	10/26/2015	EUR	(2,022)	(2,259)
	0.750	08/17/2015	11/17/2015		$(671)	(672)
	0.800	08/20/2015	11/20/2015		(7,709)	(7,716)
	0.850	04/16/2015	10/16/2015		(3,737)	(3,752)
	0.850	07/28/2015	10/28/2015		(1,535)	(1,537)
	0.850	08/03/2015	11/03/2015		(211)	(211)
	0.850	08/26/2015	11/30/2015		(1,285)	(1,286)
	0.880	09/17/2015	10/16/2015	GBP	(1,888)	(2,857)
	0.900	08/03/2015	11/03/2015		$(970)	(971)
	0.900	08/20/2015	11/20/2015		(1,561)	(1,563)
	0.900	08/26/2015	11/30/2015		(967)	(968)
	0.900	09/23/2015	12/23/2015		(472)	(472)
	0.950	07/16/2015	10/16/2015	GBP	(2,587)	(3,922)
	1.000	04/16/2015	10/16/2015		$(1,278)	(1,284)
	1.050	08/11/2015	11/11/2015	GBP	(4,024)	(6,097)
	1.100	08/28/2015	02/29/2016		$(147)	(147)
	1.150	08/28/2015	02/29/2016		(806)	(807)
	1.550	08/03/2015	10/05/2015		(8,449)	(8,470)
	1.600	08/03/2015	10/05/2015		(3,839)	(3,849)
	1.654	08/07/2015	11/09/2015		(7,536)	(7,555)
	1.690	03/23/2015	12/23/2015		(1,765)	(1,781)
	1.690	03/24/2015	01/04/2016		(3,347)	(3,377)
	1.710	03/24/2015	01/04/2016		(1,095)	(1,105)
	1.740	03/24/2015	01/04/2016		(1,390)	(1,403)
	1.783	09/10/2015	12/10/2015		(7,070)	(7,077)

Total Reverse Repurchase Agreements						$(220,385)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $431,428 at a weighted average interest rate of 1.190%.

(h)	Securities with an aggregate market value of $271,411 and cash of $768 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest	Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	13,300	$1,386	$768	$0	$(3)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		5,600	(1,004)	(804)	0	(2)
Pay	3-Month USD-LIBOR	2.500	12/16/2025	USD	8,800	(344)	(440)	9	0
Pay	3-Month USD-LIBOR	2.250	06/17/2020		12,700	606	260	0	(9)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		15,600	(628)	(777)	10	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		25,700	(1,028)	(2,567)	79	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	5,200	213	84	28	0

						$(799)	$(3,476)	$126	$(14)

Total Swap Agreements						$(799)	$(3,476)	$126	$(14)

(j)	Securities with an aggregate market value of $2,377 and cash of $1,570 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015		$12,162	GBP	8,000	$0	$(60)
	11/2015	GBP	8,000		$12,161	60	0
BPS	10/2015	EUR	90		103	2	0
CBK	10/2015		2,883		3,269	47	0
	10/2015		$994	GBP	648	0	(14)
	11/2015	CAD	137		$102	0	0
DUB	10/2015	BRL	16,769		4,186	0	(44)
	10/2015		$4,284	BRL	16,769	5	(59)
	11/2015		4,144		16,769	40	0
HUS	10/2015	EUR	7,449		$8,489	165	0
JPM	10/2015	BRL	8,892		2,238	0	(5)
	10/2015	EUR	967		1,087	6	0
	10/2015		$2,470	BRL	8,892	0	(227)
MSB	10/2015	JPY	82,500		$686	0	(1)
	10/2015		$687	JPY	82,500	1	0
	11/2015	JPY	82,500		$687	0	(1)
SCX	10/2015	GBP	6,546		10,164	262	0
UAG	10/2015		2,102		3,240	60	0
	10/2015		$12,741	EUR	11,389	0	(15)
	11/2015	EUR	11,389		$12,747	15	0

Total Forward Foreign Currency Contracts						$663	$(426)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	06/20/2024	3.749%	$400	$(40)	$(35)	$0	$(75)
BRC	Gazprom S.A.	1.900	12/20/2017	4.035	1,250	0	(50)	0	(50)
	JSC VTB Bank	2.340	12/20/2017	4.729	1,250	0	(54)	0	(54)
	Russia Government International Bond	1.000	06/20/2019	3.268	200	(12)	(4)	0	(16)
	Russia Government International Bond	1.000	06/20/2024	3.749	400	(46)	(29)	0	(75)
	Russia Government International Bond	1.000	09/20/2024	3.756	300	(25)	(32)	0	(57)
CBK	Russia Government International Bond	1.000	06/20/2019	3.268	1,000	(62)	(16)	0	(78)
	Russia Government International Bond	1.000	06/20/2024	3.749	500	(53)	(41)	0	(94)
	Russia Government International Bond	1.000	09/20/2024	3.756	300	(26)	(32)	0	(58)
FBF	TNK-NS BP Finance S.A.	3.150	12/20/2017	5.324	1,500	0	(54)	0	(54)
GST	Petrobras Global Finance BV	1.000	09/20/2020	10.372	110	(16)	(21)	0	(37)
	Russia Government International Bond	1.000	06/20/2019	3.268	400	(25)	(6)	0	(31)
	Russia Government International Bond	1.000	03/20/2020	3.374	100	(19)	9	0	(10)
	Russia Government International Bond	1.000	06/20/2024	3.749	200	(23)	(14)	0	(37)
HUS	Russia Government International Bond	1.000	06/20/2019	3.268	130	(5)	(5)	0	(10)
	Russia Government International Bond	1.000	06/20/2024	3.749	130	(13)	(11)	0	(24)
	Russia Government International Bond	1.000	09/20/2024	3.756	69	(10)	(3)	0	(13)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2020	4.562	3,200	(451)	(36)	0	(487)
	Russia Government International Bond	1.000	06/20/2024	3.749	200	(18)	(19)	0	(37)

						$(844)	$(453)	$0	$(1,297)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$18,841	$(3,749)	$81	$0	$(3,668)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	6,156	(1,193)	43	0	(1,150)

					$(4,942)	$124	$0	$(4,818)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
HUS	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	200,000	$(915)	$(4,424)	$0	$(5,339)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		91,000	(8)	(2,081)	0	(2,089)

							$(923)	$(6,505)	$0	$(7,428)

Total Swap Agreements							$(6,709)	$(6,834)	$0	$(13,543)

(l)	Securities with an aggregate market value of $14,820 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$15,114	$316	$15,430
Corporate Bonds & Notes
Banking & Finance	0	60,739	22,265	83,004
Industrials	0	64,791	4,169	68,960
Utilities	0	31,952	0	31,952
Convertible Bonds & Notes
Banking & Finance	0	5,227	0	5,227
Municipal Bonds & Notes
Illinois	0	333	0	333
Iowa	0	180	0	180
West Virginia	0	2,396	0	2,396
U.S. Government Agencies	0	989	0	989
U.S. Treasury Obligations	0	1,798	0	1,798
Mortgage-Backed Securities	0	159,503	1,006	160,509
Asset-Backed Securities	0	169,914	0	169,914
Sovereign Issues	0	2,391	0	2,391
Common Stocks
Consumer Discretionary	224	0	0	224
Financials	0	0	335	335
Warrants
Industrials	0	0	2	2
Convertible Preferred Securities
Banking & Finance	0	16,932	0	16,932
Preferred Securities
Banking & Finance	932	1,052	0	1,984
Short-Term Instruments
Repurchase Agreements	0	10,614	0	10,614
Short-Term Notes	0	2,199	0	2,199
U.S. Treasury Bills	0	15,867	0	15,867

Total Investments	$1,156	$561,991	$28,093	$591,240

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	126	0	126
Over the counter	0	663	0	663
	$0	$789	$0	$789

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(14)	0	(14)

Over the counter	0	(13,969)	0	(13,969)

	$0	$(13,983)	$0	$(13,983)

Totals	$1,156	$548,797	$28,093	$578,046

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$304	$0	$0	$0	$0	$12	$0	$0	$316	$12
Corporate Bonds & Notes
Banking & Finance	23,887	0	(65)	3	1	(1,561)	0	0	22,265	(1,564)
Industrials	6,074	0	(242)	5	0	25	0	(1,693)	4,169	39
Mortgage-Backed Securities	1,012	0	(12)	(3)	1	8	0	0	1,006	9
Common Stocks
Financials	332	0	0	0	0	3	0	0	335	3
Warrants
Industrials	40	0	0	0	0	(38)	0	0	2	(38)

Totals	$31,649	$0	$(319)	$5	$2	$(1,551)	$0	$(1,693)	$28,093	$(1,539)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$316	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	22,265	Proxy Pricing	Base Price	100.00 - 103.38
Industrials	2,881	Proxy Pricing	Base Price	7.00 - 100.00
	1,288	Third Party Vendor	Broker Quote	108.88
Mortgage-Backed Securities	1,006	Proxy Pricing	Base Price	4.22 - 99.25
Common Stocks
Financials	335	Other Valuation Techniques (2)	—	—
Warrants
Industrials	2	Proxy Pricing	Base Price	0.38

Total	$28,093

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$565,318	$58,276	$(32,354)	$25,922

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	RDR	RBC Capital Markets
BOA	Bank of America N.A.	GST	Goldman Sachs International	RTA	Bank of New York Mellon Corp.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	JSC	Joint Stock Company	TBD %	Interest Rate To Be Determined When Loan Settles

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Opportunity Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015